UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Small Cap Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.88%
UTi Worldwide Inc.	295,500	$9,321,548

Apparel - 2.65%
Quiksilver, Inc.*	753,100	10,437,966
Volcom, Inc.*	498,100	17,662,626
		28,100,592
Banks - 1.37%
City National Corporation	189,650	14,563,224

Business Equipment and Services - 9.33%
CheckFree Corporation*	511,986	25,842,493
Resources Connection, Inc.*	875,918	21,814,738
Strayer Education, Inc.	156,261	15,971,437
Tetra Tech, Inc.*	654,200	12,478,865
VeriFone Holdings, Inc.*	359,500	10,889,255
West Corporation*	267,200	11,931,816
		98,928,604
Capital Equipment - 1.47%
Cooper Cameron Corporation*	354,600	15,630,768

Communications Equipment - 4.44%
ADTRAN, Inc.	539,700	14,126,647
General Cable Corporation*	553,200	16,778,556
Plantronics, Inc.	457,900	16,223,397
		47,128,600
Computers -- Peripherals - 9.53%
Allscripts Healthcare Solutions, Inc.*	742,000	13,582,310
Avid Technology, Inc.*	474,880	20,635,910
Cognex Corporation	786,800	23,312,884
Kronos Incorporated*	373,550	13,939,018
MICROS Systems, Inc.*	251,000	11,559,805
Nautilus Group, Inc. (The)	1,201,100	17,956,445
		100,986,372
Cosmetics and Toiletries - 0.96%
Nu Skin Enterprises, Inc., Class A	579,900	10,165,647

Defense - 2.04%
DRS Technologies, Inc.	394,500	21,646,215

Electrical Equipment - 0.66%
Microsemi Corporation*	239,200	6,961,916

Electronic Components - 0.53%
Evergreen Solar, Inc.*	364,500	5,609,655

Electronic Instruments - 7.33%
Energy Conversion Devices, Inc.*	149,800	7,366,415
FLIR Systems, Inc.*	946,500	26,885,332
Trimble Navigation Limited*	543,000	24,448,575
WMS Industries Inc.*	630,700	18,984,070
		77,684,392
Finance Companies - 3.04%
Financial Federal Corporation	563,175	16,501,027
Nelnet, Inc., Class A*	378,300	15,756,195
		32,257,222
Food and Related - 1.32%
United Natural Foods, Inc.*	399,200	13,962,020

Health Care -- Drugs - 2.73%
Affymetrix, Inc.*	336,000	11,061,120
Martek Biosciences Corporation*	545,039	17,882,730
		28,943,850
Health Care -- General - 11.49%
American Medical Systems Holdings, Inc.*	606,320	13,642,200
Connetics Corporation*	530,000	8,967,600
Digene Corporation*	144,500	5,649,227
FoxHollow Technologies, Inc.*	543,801	16,577,773
Hologic, Inc.*	264,500	14,651,978
IntraLase Corp.*	768,900	17,819,258
OraSure Technologies, Inc.*	764,700	7,872,587
ResMed Inc.*	415,800	18,286,884
Schein (Henry), Inc.*	162,500	7,773,188
Symmetry Medical Inc.*	496,800	10,537,128
		121,777,823
Hospital Supply and Management - 6.53%
Cerner Corporation*	279,488	13,223,975
Emageon Inc.*	742,100	12,586,016
PSS World Medical, Inc.*	845,000	16,291,600
VCA Antech, Inc.*	299,550	8,528,188
WellCare Health Plans, Inc.*	410,400	18,648,576
		69,278,355
Hotels and Gaming - 1.50%
Scientific Games Corporation, Class A*	453,100	15,892,483

Non-Residential Construction - 1.08%
Perini Corporation*	378,800	11,504,156

Petroleum -- Domestic - 2.30%
Range Resources Corporation	387,900	10,593,549
Western Gas Resources, Inc.	285,350	13,768,138
		24,361,687
Petroleum -- International - 1.49%
Newfield Exploration Company*	377,000	15,796,300

Petroleum -- Services - 3.85%
Dril-Quip, Inc.*	173,200	12,271,220
Helix Energy Solutions Group, Inc.*	367,000	13,905,630
Hydril Company*	187,400	14,606,893
		40,783,743
Restaurants - 1.74%
P.F. Chang's China Bistro, Inc.*	212,400	10,457,514
Panera Bread Company, Class A*	106,400	7,990,640
		18,448,154
Retail -- Specialty Stores - 2.83%
Guitar Center, Inc.*	274,700	13,101,816
O'Reilly Automotive, Inc.*	461,600	16,873,788
		29,975,604
Timesharing and Software - 9.16%
Blackboard Inc.*	249,600	7,083,648
CoStar Group, Inc.*	249,900	12,958,564
Digitas Inc.*	1,145,400	16,482,306
FactSet Research Systems, Inc.	694,625	30,806,619
MicroStrategy Incorporated, Class A*	184,400	19,395,192
Zebra Technologies Corporation, Class A*	231,800	10,362,619
		97,088,948

TOTAL COMMON STOCKS - 90.25%		$956,797,878

(Cost: $748,493,318)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.47%
United Technologies Corporation,
4.75%, 4-21-06	$5,000	4,986,806

Capital Equipment - 0.56%
Deere (John) Capital Corporation,
4.84%, 4-20-06	6,000	5,984,673

Finance Companies - 1.89%
Ciesco, LLC,
4.83%, 4-3-06	10,000	9,997,317
Preferred Receivables Funding Corp.,
4.67%, 4-17-06	5,000	4,989,622
Prudential Funding LLC,
4.65%, 4-13-06	5,000	4,992,250
		19,979,189
Food and Related - 0.47%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.84%, 4-18-06	5,000	4,988,572

Health Care -- Drugs - 0.52%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06	5,566	5,557,905

Multiple Industry - 1.60%
Detroit Edison Co.,
4.84%, 4-5-06	12,000	11,993,547
Michigan Consolidated Gas Co.,
4.85%, 4-7-06	5,000	4,995,958
		16,989,505
Publishing - 1.51%
Gannett Co., Inc.,
4.66%, 4-18-06	7,000	6,984,596
Tribune Co.:
4.85%, 4-3-06	3,988	3,986,925
4.75%, 4-5-06	5,000	4,997,361
		15,968,882
Retail -- General Merchandise - 0.75%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
4.87%, 4-3-06	7,917	7,914,858

Utilities -- Telephone - 1.13%
Verizon Communications Inc.,
4.83%, 4-19-06	12,000	11,971,020

Total Commercial Paper - 8.90%		94,341,410

Commercial Paper (backed by irrevocable bank letter of credit) - 0.16%
Finance Companies
River Fuel Company #3, Inc. (Bank of New York (The)),
4.77%, 4-3-06	1,740	1,739,539

Municipal Obligation - 0.69%
Georgia
      Municipal Electric Authority of Georgia, General
            Resolution Projects Bond Anticipation Notes,
            Series B (Taxable), (Bayerische Landesbank,
            New York Branch, Wachovia Bank, National
Association and WestLB AG, New York Branch),
4.7%, 4-4-06	7,257	7,257,000

TOTAL SHORT-TERM SECURITIES - 9.75%		$103,337,949

(Cost: $103,337,949)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,060,135,827

(Cost: $851,831,267)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006